Note 27 - Earnings (Loss) Per Share - Components of Earning Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
BASIC EARNINGS (LOSS) PER SHARE
Earnings (loss) from continuing operations available to shareholders	$ (100,299)	$ 515,221
Dividend to preferred shareholders - net of tax	8,959	8,364
Earnings (loss) from continuing operations available to shareholders - net	$ (109,258)	$ 506,857
Basic weighted average shares outstanding (in shares)	149,138,797	147,039,737
Basic earnings (loss) per share from continuing operations available to shareholders (in CAD per share)	$ (0.73)	$ 3.45
Basic earnings (loss) per share available to shareholders (in CAD per share)	$ (0.88)	$ 3.42
DILUTED EARNINGS (LOSS) PER SHARE
Earnings (loss) from continuing operations available to shareholders	$ (109,258)	$ 506,857
Increase (decrease) through conversion of convertible instruments, equity		22,407
Adjusted earnings (loss) from continuing operations available to shareholders	$ (109,258)	$ 529,264
Basic weighted average shares outstanding (in shares)	149,138,797	147,039,737
Restricted share and performance bonus grants (in shares)	2,409,990	2,924,587
Deferred share grants (in shares)	142,928	95,536
Convertible debentures (in shares)	39,574,831	49,979,055
Shares outstanding on a diluted basis (in shares)	191,266,546	200,038,915
Diluted earnings (loss) from continuing operations per share available to shareholders (in CAD per share)	$ (0.73)	$ 2.65
Diluted earnings (loss) per share available to shareholders (in CAD per share)	$ (0.88)	$ 2.62